Significant Accounting and Reporting Policies - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates	3 months
Residential condominiums under development	¥ 122,566		¥ 116,416
Finished goods	¥ 117,811		112,813
Effective tax rate	29.80%	29.10%
National corporation tax	24.00%	24.00%
Inhabitant tax	2.00%	2.00%
Statutory income tax rate	31.50%	31.50%
Deductible enterprise tax	5.00%	5.00%
Loans held for sale in installment loans	¥ 95,050		111,527
Goodwill acquired	783,996		621,858
Other intangible assets	551,157		525,411
Aggregate loan fair value	85,724		97,694
Investment in operating leases
Significant Accounting Policies [Line Items]
Accumulated depreciation of Investment in operating leases	981,454		946,341
Property under Facility Operations
Significant Accounting Policies [Line Items]
Accumulated depreciation	245,560		238,185
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 67,666		¥ 65,155